Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share
9	Earnings per Share

Basic earnings per share (EPS) is calculated by dividing the profit / (loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit / (loss) attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

On September 18, 2019, BioNTech effected a 1:18 share split by issuing 206,595,492 shares by way of a capital increase from its own funds; thus, no outside proceeds were received. This capital increase came into effect upon registration with the commercial register (Handelsregister). The accompanying financial statements and notes to the financial statements including the EPS information below give retroactive effect to the share split for all periods presented.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,
(in thousands)	2020	2019	2018
Gain (loss) attributable to ordinary equity holders of the parent for basic earnings	€15,198	€(179,056)	€(48,019)

Weighted average number of ordinary shares for basic EPS	235,442	211,499	190,710
Effects of dilution from share options	13,085	-	-
Weighted average number of ordinary shares adjusted for the effect of dilution	248,527	211,499	190,710

Earnings per share
in EUR
Basic and diluted, profit / (loss) for the period attributable to ordinary equity holders of the parent*	€0.06	€(0.85)	€(0.25)

* Numbers of shares for calculating the earnings per share for the years ended December 31, 2019 and December 31, 2018 have been adjusted to reflect capital increase due to 1:18 share split, which occurred on September 18, 2019.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements. Share options were not included in the calculation of diluted EPS for periods in which they were antidilutive; i.e. for the periods in which a loss was incurred.